Stockholders' Deficit	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Stockholders’ Deficit	Stockholders’ Deficit
Common Stock
The Company's common stock trades on the OTCQB Venture Market tier under the symbol “QTIH”. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company is authorized and has available for issuance 500,000,000 shares of common stock. Immediately following the Merger, there were 7,145,907 shares of common stock outstanding with a par value of $0.0001. The holder of each share of common stock is entitled to one vote.
The Company retroactively adjusted the shares issued and outstanding prior to March 4, 2024 to give effect to the exchange ratio established in the Business Combination Agreement to determine the number of shares of common stock into which they were converted.
Common stock reserved for future issuance as of December 31, 2024 is as follows:

Common stock warrants (1)	9,421,526
Potential shares from Pre-Paid Advance (1)	5,663,743
Merger earnout consideration shares (1)	2,000,000
Options outstanding under the 2024 Incentive Plan (1)	739,645
Options available under the 2024 Incentive Plan (1)	46,386
Potential shares from Cable Car Loan (1)	250,000
Potential shares from convertible notes (1)	84,400
18,205,700
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(1)Amounts as of December 31, 2024 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
Preferred Stock
The Company is authorized to issue 10,000,000 shares of preferred stock, with a par value of $0.0001, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of December 31, 2024 and 2023, there were no shares of preferred stock issued and outstanding. The Board has the authority to issue shares of preferred stock from time to time on terms it may determine, to divide shares of preferred stock into one or more series and to fix the designations, preferences, privileges, and restrictions of preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preference, sinking fund terms, and the number of shares constituting any series or the designation of any series to the fullest extent permitted by the Delaware General Corporation Law. The issuance of preferred stock could have the effect of decreasing the trading price of common stock, restricting dividends on the capital stock of the Company, diluting the voting power of the common stock, impairing the liquidation rights of the capital stock of the Company, or delaying or preventing a change in control of the Company.
QT Imaging Private Placement Warrants
In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 114,235 units for a purchase price of $35.01 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock (the “QT Imaging Private Placement Warrants”) with an exercise price of $35.01 (the “2022 Offering”). From November 2022 to December 31, 2023, the Company has issued 55,975 Units for net proceeds of $1,932,850, which 29,844 Units were issued during the year ended December 31, 2023 for total net proceeds of $1,026,550. There were no Units issued during the year ended December 31, 2024. On March 4, 2024, all outstanding QT Imaging Private Placement Warrants were deemed out of the money and terminated in accordance with the Business Combination Agreement.
QT Imaging Warrants for Common Stock
In addition to the warrants sold as part of the Units in the 2022 Offering, the Company also issued warrants to consultants and to placement agents in association with debt issuances and past private offerings. At the option of the warrant holders, the warrants can be fully settled in shares of common stock, or converted via net share settlement, in which the warrant holder will receive shares equal to the number of shares purchasable under the warrants multiplied by the difference between the fair market value of the shares and the exercise price, divided by the fair market value of the shares.
The following table represents the QT Imaging warrant activity as follows for the year ended December 31, 2024:

Number of Warrants
Outstanding, January 1, 2024 (1)	140,688
Exercised (1)	(5,440)
Terminated pursuant to business combination agreement (1)	(135,248)
Outstanding, December 31, 2024	—
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(1)Amounts for the year ended December 31, 2024 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
The fair value of the QT Imaging warrants issued as part of the 2022 Offering and included in stockholders’ deficit in the consolidated balance sheets was $462,413 for the year ended December 31, 2023. The fair value of the remaining warrant granted during the year ended December 31, 2023 was $15,317 and was recorded as issuance costs against the proceeds received from the 2022 Offering. There were no QT Imaging warrants issued during the year ended December 31, 2024.
On March 4, 2024 and in accordance with the terms of the Business Combination Agreement, the Company cancelled and terminated all outstanding warrants that were deemed out of the money with an exercise price of or above $35.01 per warrant, including all warrants sold as part of the Units in the 2022 Offering and warrants that were issued to consultants and placement agents in association with debt issuances and past private offerings.
Warrants (Public Warrants, Private Placement Warrants, Working Capital Note Warrants, and PIPE Warrants)
Warrants will be exercisable at $34.50 per share, and pursuant to the terms of the warrant agreement governing such warrants (the “Warrant Agreement”), the exercise price and number of warrant shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation of the Company. In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $27.60 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s Board of Directors, and in the case of any such issuance to the Company’s Founder or its affiliates, without taking into account any Founder Shares held by it prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 65% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of its initial Business Combination (net of redemptions), and (z) the VWAP of the Company’s common stock during the 20 trading-day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $27.60 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.
Each warrant will become exercisable on the later of 30 days after the completion of the Merger and will expire five years after the completion of the Merger. If the Company is unable to deliver registered shares of common stock to the holder upon exercise of the warrants during the exercise period, there will be no net cash settlement of these warrants and the warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the warrants become exercisable, the Company may redeem the outstanding warrants in whole and not in part at a price of $0.03 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of common stock equals or exceeds $54.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the warrant holders.
Under the terms of the Warrant Agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act of 1933, as amended (the “Securities Act”), following the completion of the Merger, for the registration of the shares of common stock issuable upon exercise of the warrants included in the public units issued in the Company’s initial public offering (the “Public Units”), the private placement units undertaken by the Company concurrently with its initial public offering (the “Private Placement Units”) and the private placement units that were issued upon conversion of working capital notes issued by the Company prior to the Merger, which conversion occurred concurrent with the Merger. The new registration statement was filed on April 1, 2024, and was declared effective by the SEC on May 22, 2024.
As of December 31, 2024, there were 7,963,212 warrants outstanding from those that were initially included as a constituent security of the Public Units and the Private Placement Units (the “PubCo Warrants”) with an exercise price of $34.50 per warrant and expiring on March 4, 2029. On May 13, 2024, the exercise price of PubCo Warrants was reduced from $34.50 to $6.90 per warrant and the price per share related to the redemption events described above decreased from $54.00 per share to $10.80 per share in accordance with the terms of the Warrant Agreement as discussed above. The modification in exercise price related to the Public Warrants, which are equity classified, was accounted as a deemed dividend, which resulted in an adjustment of $5,185,502 to accumulated deficit during the year ended December 31, 2024. The effect of the modification in exercise price related to the Private Placement Warrants and Working Capital Note Warrants, which are liability classified, was recorded in other expense, net within the consolidated statements of operations and comprehensive loss and amounted to $200,513 during the year ended December 31, 2024.
On November 22, 2024, the Company completed a private placement with related parties (the “Private Placement”), pursuant to the terms and conditions of a securities purchase agreement (the “Securities Purchase Agreement”). At the closing of the Private Placement, the Company issued warrants (the “PIPE Warrants”) to purchase up to 1,458,314 shares of common stock that are issuable upon its exercise. Each PIPE Warrant sold in the Private Placement is exercisable for one share of common stock at an exercise price of $2.016 per share, and is exercisable beginning on May 22, 2025 and ending on May 22, 2030. As of December 31, 2024, there were 1,458,314 PIPE Warrants outstanding.
Stockholders’ Deficit
Common Stock
The Company's common stock trades on the OTCQB Venture Market tier under the symbol “QTIH.” Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company is authorized and has available for issuance 500,000,000 shares of common stock. The holder of each share of common stock is entitled to one vote.
Common stock reserved for future issuance as of September 30, 2025 is as follows:

Common stock warrants	30,269,843
Merger earnout consideration shares	2,000,000
Options outstanding under the 2024 Incentive Plan	1,140,978
Options available under the 2024 Incentive Plan	57,857
Options outstanding under the Inducement Equity Incentive Plan	108,333
Potential shares from convertible notes	88,402
33,665,413
Preferred Stock
The Company is authorized to issue 10,000,000 shares of preferred stock, with a par value of $0.0001, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of September 30, 2025 and December 31, 2024, there were no shares of preferred stock issued and outstanding. The Board has the authority to issue shares of preferred stock from time to time on terms it may determine, to divide shares of preferred stock into one or more series and to fix the designations, preferences, privileges, and restrictions of preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preference, sinking fund terms, and the number of shares constituting any series or the designation of any series to the fullest extent permitted by the Delaware General Corporation Law. The issuance of preferred stock could have the effect of decreasing the trading price of common stock, restricting dividends on the capital stock of the Company, diluting the voting power of the common stock, impairing the liquidation rights of the capital stock of the Company, or delaying or preventing a change in control of the Company.
Warrants (Public Warrants, Private Placement Warrants, Working Capital Note Warrants, PIPE Warrants, Lynrock Lake Warrant, and Yorkville Warrant)
The Public Warrants, Private Placement Warrants, and Working Capital Note Warrants (collectively, the “PubCo Warrants”) were originally issued with an exercise price of $34.50 per share, and pursuant to the terms of the warrant agreement governing such warrants (the “Warrant Agreement”), the exercise price and number of warrant shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation of the Company. In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $27.60 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s Board of Directors, and in the case of any such issuance to the Company’s Founder or its affiliates, without taking into account any Founder Shares held by it prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 65% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of its initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading-day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $27.60 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.
Each warrant became exercisable 30 days after the completion of the Merger and expire five years after the completion of the Merger. If the Company is unable to deliver registered shares of common stock to the holder upon exercise of the warrants during the exercise period, there will be no net cash settlement of these warrants and the warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the warrants become exercisable, the Company may redeem the outstanding warrants in whole and not in part at a price of $0.03 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of common stock equals or exceeds $54.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the warrant holders.
Under the terms of the Warrant Agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act of 1933, as amended (the “Securities Act”), following the completion of the Merger, for the registration of the shares of common stock issuable upon exercise of the warrants included in the public units issued in the Company’s initial public offering (the “Public Units”), the private placement units undertaken by the Company concurrently with its initial public offering (the “Private Placement Units”) and the private placement units that were issued upon conversion of working capital notes issued by the Company prior to the Merger, which conversion occurred concurrent with the Merger. The new registration statement was filed on April 1, 2024, and was declared effective by the SEC on May 22, 2024.
On May 13, 2024, the exercise price of the PubCo Warrants was reduced from $34.50 to $6.90 per warrant and the price per share related to the redemption events described above decreased from $54.00 per share to $10.80 per share in accordance with the terms of the Warrant Agreement as discussed above. As of May 13, 2024, the PubCo Warrants were comprised of 7,666,767 Public Warrants, 264,990 Private Placement Warrants, and 31,455 Working Capital Note Warrants, which were issued under the same Warrant Agreement described above. In the three and nine months ended September 30, 2025, Public Warrants to purchase 77,039 shares of common stock were exercised for aggregate proceeds of $531,622. As of September 30, 2025, there were 7,886,173 PubCo Warrants outstanding with an exercise price of $6.90 per warrant and expiring on March 4, 2029.
On November 22, 2024, the Company completed a private placement (the “Private Placement”) with related parties, pursuant to the terms and conditions of a securities purchase agreement (the “ Securities Purchase Agreement”). At the closing of the Private Placement, the Company issued warrants (the “PIPE Warrants”) to purchase up to 1,458,314 shares of common stock that are issuable upon its exercise. Each PIPE Warrant sold in the Private Placement is exercisable for one third of a share of common stock at an exercise price of $2.016 per share, and is exercisable beginning on May 22, 2025 and ending on May 22, 2030.
The Company entered into a Securities Purchase Agreement (the “First Securities Purchase Agreement”), dated April 9, 2025, by and between the Company, on the one hand, and Dr. Avi Katz, the Chairman of the Company’s Board of Directors, and Dr. Raluca Dinu, the Chief Executive Officer and a member of the Company’s Board of Directors, on the other hand (the “April 2025 Private Placement”). On April 24, 2025, at the closing of the April 2025 Private Placement, the Company issued (i) 261,644 shares of common stock (the “Shares”) at a per share purchase price of $1.911, which represented 110% of the volume weighted trading price for the common stock on April 9, 2025 (the “Per Share Purchase Price”); and (ii) warrants with a term of ten years from the initial exercise date to purchase up to an additional 523,286 shares of common stock with a per share exercise price of $2.16. The aggregate gross proceeds to the Company from the Private Placement was approximately $500,000, before deducting the offering expenses payable by the Company, which expenses consisted solely of legal fees. The Company intends to use the net proceeds from the April 2025 Private Placement for working capital purposes.
On May 12, 2025, the Company entered into a Securities Purchase Agreement (the “Second Securities Purchase Agreement”)for another PIPE investment (the “May 2025 Private Placement”) in an amount of approximately $200,000, pursuant to which the Company issued 68,447 shares of common stock plus a warrant to purchase 68,447 shares of common stock. The proceeds of this PIPE investment will be used for working capital purposes. The May 2025 Private Placement provides a per share purchase price of $2.922, which represents 110% of the five-day volume weighted trading price for the common stock through May 9, 2025, and the per share exercise price of the warrant is $3.36.
As of September 30, 2025, there were a total 2,050,047 PIPE Warrants outstanding.
In connection with the Lynrock Lake Term Loan, on February 26, 2025, the Company issued to Lynrock Lake, pursuant to the terms of the Lynrock Lake Warrant, a warrant to purchase 20,333,623 shares of common stock at an exercise price of $1.20 per share. The Lynrock Lake Warrant is exercisable until February 26, 2035. Lynrock Lake may cashless exercise the Lynrock Lake Warrant. The Lynrock Lake Warrant is also subject to anti-dilution adjustments to the exercise price and the number of shares which may be purchased upon exercise of the Lynrock Lake Warrant in the event that the Company issues shares of common stock (or derivative securities) at a price that is either less than the $1.20 exercise price or the fair market value of a share of common stock from the immediately prior trading day. On June 11, 2025, the Lynrock Lake Warrant was amended to update the provisions that would trigger cash settlement such that, when such events occur, the holders of the warrants receive the same form of consideration as the underlying stockholders. As equity classification is permitted for an instrument that requires net-cash settlement if the holders of the contract’s underlying shares receive the same form of consideration in transactions outside the company’s control, consequently the warrants were revalued and then reclassified to additional paid-in capital on the condensed consolidated balance sheet upon modification. The fair value of the Lynrock Lake Warrant on modification date was $19,396,939. As of September 30, 2025, the Lynrock Lake Warrant to purchase 20,333,623 shares of common stock was outstanding.
On February 26, 2025, the Company issued to Yorkville a warrant to purchase 5,000,071 shares of its common stock at an exercise price of $1.20 per share pursuant to the Yorkville Warrant. The Yorkville Warrant is exercisable until February 26, 2030. On June 11, 2025, the Yorkville Warrant was amended to update the provisions that would trigger cash settlement such that, when such events occur, the holders of the warrants receive the same form of consideration as the underlying stockholders. As equity classification is permitted for an instrument that requires net-cash settlement if the holders of the contract’s underlying shares receive the same form of consideration in transactions outside the company’s control, consequently the warrants were revalued and then reclassified to additional paid-in capital on the condensed consolidated balance sheet upon modification. The fair value of the Yorkville Warrant on modification date was $3,589,189.
On August 26, 2025, the Company repurchased the Yorkville Warrant for an aggregate price of $5.0 million.